Business Acquisitions - Schedule of Valuation of the Inventory, Fixed Assets, Intangible Assets, Goodwill and Liabilities Assumed (Details) - Advanced Veterinary Care of Pasco [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Consideration:
Cash paid prior to the time of closing	$ 1,390,000
Convertible Note Payable	400,000
Acquisition costs included in general and administrative	39,535
Recognized amounts of identifiable assets acquired
Inventory	74,405
Building	445,786
Land	144,214
Furniture, fixtures & equipment	64,058
Total identifiable net assets assumed	1,256,963
Goodwill	533,037
Total	1,790,000
Trademarks [Member]
Recognized amounts of identifiable assets acquired
Identifiable assets	264,500
Non-compete agreement [Member]
Recognized amounts of identifiable assets acquired
Identifiable assets	44,000
Client List [Member]
Recognized amounts of identifiable assets acquired
Identifiable assets	$ 220,000